Shareholders' equity - Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 01, 2026 shares	Mar. 25, 2025 shares	Jun. 30, 2026 USD ($) shares $ / shares	Jun. 30, 2025 USD ($) shares $ / shares	Mar. 24, 2026 shares	Mar. 17, 2025 shares	Jun. 30, 2024 shares
Business combinations
Common shares issued (in shares)			317,066	362,492
Number of shares purchased (in shares)			195,949	514,486
Number of shares outstanding (in shares)			33,338,932	33,262,910			33,340,159
Purchase of common shares, average price per share | $ / shares			$ 5.02	$ 5.56
Total consideration | $			$ 985	$ 2,859
Number of common shares cancelled (in shares)			270,694	507,357
Reduction of issued capital | $			$ 1,028	$ 2,872
RSU
Business combinations
Common shares issued (in shares)			317,066	362,492
Charge for awards exercised | $			$ 1,604	$ 2,012
ESPP
Business combinations
Common shares issued (in shares)			29,650	0
Charge for awards exercised | $			$ 157	$ 0
Share Based Compensation, Offering Period			6 months
Share Based Compensation, Discount Offered			10.00%
NCIB shares
Business combinations
Number of common shares cancelled (in shares)			195,949	74,745
within 12 months
Business combinations
Percentage of total number of shares outstanding	5.00%	5.00%
Number of shares outstanding (in shares)					33,278,790	33,594,409
within 12 months | Maximum
Business combinations
Number of shares purchased (in shares)	1,663,939	1,679,720